Joint ventures and associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interests In Other Entities [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,632	$ 1,078
Commitments to provide debt or equity funding to joint ventures and associates	$ 215	$ 323